Segment reporting	6 Months Ended
Mar. 31, 2022
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses an adjusted AAS measure of performance referred to as ‘cash earnings’ in assessing the financial performance of its segments.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore typically considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

●	Items that key decision makers at Westpac believe do not reflect ongoing operations;
●	Items that are not typically considered when dividends are recommended, mainly economic hedging impacts; and
●	Accounting reclassifications between individual line items that do not impact statutory results.

Segment restatements

On 17 March 2021, Westpac announced that it was bringing together the leadership of its Consumer and Business segments into a new Consumer and Business segment. For the 2022 Interim Financial Report we have updated our reporting and restated comparatives for this change and changes in the allocations of certain revenue and expense items across segments, to align with changes in the information presented internally to key decision makers. The key changes include:

●	All Australian mortgages (both business and consumer) are now included in the Mortgage line of business (LOB).
●	Revenue sharing ceased from the sale of certain institutional products (i.e. Foreign exchange and interest rate hedging). This reduces non-interest income across Consumer and Business segments with all income for these products recorded in WIB.
●	The addition of the share broking business in Consumer from Specialist Businesses.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America and Asia. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer and Business Banking:
–	Consumer provides banking products and services, including mortgages, credit cards, personal loans, and savings and deposit products to Australian retail customers.
–	Business serves the banking needs of Australian small business, Agribusiness and Commercial customers.
●	Westpac Institutional Bank (WIB) provides a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, wealth and insurance products and services for consumer, business and institutional customers in New Zealand.
●	Specialist Businesses comprises the operations that Westpac ultimately plans to exit. We have entered into a sales agreement for Westpac Life Insurance which is expected to finalise in 2022 (regulatory approvals have been obtained). Other operations include investment product and services, superannuation and retirement products as well as wealth administration platforms. It also manages Westpac Pacific which provides a full range of banking services in Fiji and Papua New Guinea.
●	Group Businesses includes support functions such as Treasury, Customer Services and Technology, Corporate Services and Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

Note 2. Segment reporting (continued)

The tables present the segment results on a cash earnings basis for the Group:

			Consumer and	Westpac	Westpac New
			Business	Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Group
Half Year March 2022
Net interest income	4,377	1,323	5,700	481	1,041	242	564	8,028
Net fee income	265	162	427	302	86	29	1	845
Net wealth management and insurance income	26	—	26	—	39	336	—	401
Trading income	—	—	—	267	25	20	27	339
Other income	33	1	34	19	120	165	8	346
Net operating income before operating expenses and impairment charges	4,701	1,486	6,187	1,069	1,311	792	600	9,959
Operating expenses[1]	(2,369)	(982)	(3,351)	(577)	(534)	(584)	(320)	(5,366)
Impairment (charges)/benefits	27	(158)	(131)	(58)	9	38	3	(139)
Profit before income tax expense	2,359	346	2,705	434	786	246	283	4,454
Income tax (expense)/benefit	(713)	(107)	(820)	(128)	(189)	(111)	(107)	(1,355)
Net profit attributable to NCI	—	—	—	—	—	(3)	(1)	(4)
Cash earnings	1,646	239	1,885	306	597	132	175	3,095
Net cash earnings adjustments	—	—	—	—	5	—	180	185
Net profit attributable to owners of WBC	1,646	239	1,885	306	602	132	355	3,280
Balance sheet
Loans[2]	465,697	80,949	546,646	73,950	87,361	11,730	(131)	719,556
Deposits and other borrowings[2]	276,161	134,716	410,877	104,661	75,622	8,362	46,084	645,606

Half Year Sept 2021
Net interest income	4,722	1,451	6,173	458	991	246	377	8,245
Net fee income	232	172	404	312	67	25	(26)	782
Net wealth management and insurance income	25	—	25	—	69	536	(19)	611
Trading income	—	—	—	229	15	18	—	262
Other income	6	2	8	85	5	211	30	339
Net operating income before operating expenses and impairment charges	4,985	1,625	6,610	1,084	1,147	1,036	362	10,239
Operating expenses[1]	(2,522)	(1,165)	(3,687)	(1,887)	(562)	(738)	(428)	(7,302)
Impairment (charges)/benefits	82	318	400	(154)	(13)	(13)	(2)	218
Profit before income tax expense	2,545	778	3,323	(957)	572	285	(68)	3,155
Income tax (expense)/benefit	(765)	(236)	(1,001)	126	(167)	(235)	(60)	(1,337)
Net profit attributable to NCI	—	—	—	—	—	(5)	2	(3)
Cash earnings	1,780	542	2,322	(831)	405	45	(126)	1,815
Net cash earnings adjustments	—	—	—	—	1	—	199	200
Net profit attributable to owners of WBC	1,780	542	2,322	(831)	406	45	73	2,015
Balance sheet
Loans[2]	462,699	78,385	541,084	67,749	88,409	12,550	(8)	709,784
Deposits and other borrowings[2]	266,445	128,550	394,995	99,349	75,756	8,744	48,111	626,955

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2022: $167 million (Second Half 2021: $52 million, First Half 2021: $89 million);
-	Westpac Institutional Bank: First Half 2022 $nil (Second Half 2021: $1,156 million, First Half 2021: $36 million).
2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 17 for further details).

Note 2. Segment reporting (continued)

			Consumer and	Westpac	Westpac New
			Business	Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Group
Half Year March 2021
Net interest income	4,764	1,536	6,300	467	996	248	458	8,469
Net fee income	217	173	390	302	73	40	(105)	700
Net wealth management and insurance income	27	—	27	—	44	609	(85)	595
Trading income	—	—	—	379	43	15	16	453
Other income	11	2	13	6	7	1	555	582
Net operating income before operating expenses and impairment charges	5,019	1,711	6,730	1,154	1,163	913	839	10,799
Operating expenses[1]	(2,376)	(1,053)	(3,429)	(708)	(500)	(740)	(604)	(5,981)
Impairment (charges)/benefits	102	107	209	(8)	92	79	—	372
Profit before income tax expense	2,745	765	3,510	438	755	252	235	5,190
Income tax (expense)/benefit	(818)	(230)	(1,048)	(140)	(210)	(138)	(115)	(1,651)
Net profit attributable to NCI	—	—	—	—	—	3	(5)	(2)
Cash earnings	1,927	535	2,462	298	545	117	115	3,537
Net cash earnings adjustments	—	—	—	—	(3)	—	(91)	(94)
Net profit attributable to owners of WBC	1,927	535	2,462	298	542	117	24	3,443
Balance sheet
Loans[2]	451,595	77,662	529,257	63,125	83,151	12,687	(2)	688,218
Deposits and other borrowings[2]	254,025	123,654	377,679	92,692	71,019	4,598	39,413	585,401

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2022: $167 million (Second Half 2021: $52 million, First Half 2021: $89 million);
-	Westpac Institutional Bank: First Half 2022 $nil (Second Half 2021: $1,156 million, First Half 2021: $36 million).
2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 17 for further details).

Reconciliation of cash earnings to reported results

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Cash earnings	3,095	1,815	3,537	71	(12)
Fair value (gain)/loss on economic hedges	204	184	(46)	11	large
Ineffective hedges	(19)	16	(48)	large	(60)
Total cash earnings adjustment (post-tax)	185	200	(94)	(8)	large
Net profit attributable to owners of WBC	3,280	2,015	3,443	63	(5)